Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Aires [Member]	Common Stock [Member]	Common Stock [Member] Aires [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Aires [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Deficit [Member]
Beginning balances at Dec. 31, 2013	$ 47,808		$ 103		$ 254,155		$ (21)	$ (206,429)
Beginning balances, shares at Dec. 31, 2013			102,710,286
Net loss	(28,702)							(28,702)
Sale of common stock and pre-funded warrants, net of offering costs	34,254		$ 51		34,203
Sale of common stock and pre-funded warrants, net of offering costs, Shares			51,644,288
Issuance of common stock in acquisition		$ 3,270		$ 5		$ 3,265
Issuance of common stock in acquisition, shares				5,103,702
Share-based compensation expense - employee options	2,032				2,032
Warrant exercise	0		$ 0		0
Warrant exercise, shares			100
Other comprehensive income/(loss)	(4)						(4)
Ending balances at Dec. 31, 2014	58,658		$ 159		293,655		(25)	(235,131)
Ending balances, shares at Dec. 31, 2014			159,458,376
Net loss	(39,842)							(39,842)
Sale of common stock, net of offering costs	1,998		$ 5		1,993
Sale of common stock, net of offering costs, Shares			4,155,921
Issuance/Adjustment of warrants in connection with amendment to debt facility	392				392
Share-based compensation expense - employee options	2,675				2,675
Other comprehensive income/(loss)	8						8
Ending balances at Dec. 31, 2015	23,889		$ 164		298,715		(17)	(274,973)
Ending balances, shares at Dec. 31, 2015			163,614,297
Net loss	(36,100)							(36,100)
Sale of common stock, net of offering costs	18,810		$ 77		18,733
Sale of common stock, net of offering costs, Shares			77,235,208
Issuance/Adjustment of warrants in connection with amendment to debt facility	26				26
Share-based compensation expense - employee options	2,643				2,643
Warrant exercise	473		$ 14		459
Warrant exercise, shares			13,897,428
Other comprehensive income/(loss)	18						18
Ending balances at Dec. 31, 2016	$ 9,759		$ 255		$ 320,576		$ 1	$ (311,073)
Ending balances, shares at Dec. 31, 2016			254,746,933